Retirement benefit obligations - Schedule of Defined Benefit Scheme Obligations (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Recognised on the balance sheet as:
Retirement benefit assets	£ 5,473	£ 4,531
Retirement benefit obligations	(187)	(230)
Net amounts presented in the balance sheet
Defined benefit pension schemes:
Fair value of scheme assets	39,365	51,534
Present value of funded obligations	(33,992)	(47,130)
Amount recognized
Defined benefit pension schemes:
Total amounts recognised in the balance sheet	5,286	4,301
Recognised on the balance sheet as:
Retirement benefit assets	5,473	4,531
Retirement benefit obligations	(187)	(230)
Amount recognized | Net pension scheme asset
Defined benefit pension schemes:
Total amounts recognised in the balance sheet	5,373	4,404
Amount recognized | Other post-retirement schemes
Defined benefit pension schemes:
Total amounts recognised in the balance sheet	£ (87)	£ (103)